SCHEDULE OF INVESTMENT IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	$ 9,368	$ 13,899
Estimated Fair Value	9,449	14,222
Deposit / (Withdraw)	(5,334)
Dividends, Interest and Income	480
Gross Unrealized Gains / (Losses)	81
Cash Investments [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost		6,531
Estimated Fair Value		6,531
Deposit / (Withdraw)	(6,531)
Dividends, Interest and Income
Gross Unrealized Gains / (Losses)
Fixed Income Investments [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	9,289	7,274
Estimated Fair Value	9,370	7,597
Deposit / (Withdraw)	1,212
Dividends, Interest and Income	480
Gross Unrealized Gains / (Losses)	81
Investment Certificate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	79	94
Estimated Fair Value	79	$ 94
Deposit / (Withdraw)	(15)
Dividends, Interest and Income
Gross Unrealized Gains / (Losses)